Other non-operating (income) expenses (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020
Other Non Operating Income Expenses [Line Items]
Gain on sale of loan book	$ 1,676	$ 1,676
Other related legal and termination expenses	108
COVID-19 [Member] | Canadian Emergency Wage Subsidy [Member]
Other Non Operating Income Expenses [Line Items]
Non-operating income		$ 3,201
Credit Facility - Liquid [Member]
Other Non Operating Income Expenses [Line Items]
Prepayment expenses of paying down facility in advance	$ 2,500